Net Fee and Commission Income (Tables)	12 Months Ended
Dec. 31, 2021
Fee and commission income (expense) [abstract]
Schedule of Details of Fee and Commission Income and Expense
Details of fee and commission income, fee and commission expense, and net fee and commission income for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Fee and commission income
Banking activity fees	￦	214,512	￦	189,100	￦	178,412
Lending activity fees		83,916		91,663		82,184
Credit card and debit card related fees		1,316,636		1,378,450		1,526,911
Agent activity fees		172,211		196,518		205,206
Trust and other fiduciary fees		388,352		331,827		408,834
Fund management related fees		153,798		154,612		178,090
Acceptances and guarantees fees		48,122		54,108		49,782
Foreign currency related fees		134,145		173,313		245,299
Securities agency fees		145,846		172,097		174,709
Other business account commission on consignment		36,813		40,461		39,178
Commissions received on securities business		445,987		793,278		881,407
Lease fees		428,195		636,301		897,983
Others		310,714		315,296		455,611

		3,879,247		4,527,024		5,323,606

Fee and commission expense
Trading activity related fees *		28,869		38,497		54,857
Lending activity fees		26,040		33,444		42,981
Credit card and debit card related fees		892,391		848,823		831,724
Outsourcing related fees		190,312		216,962		210,480
Foreign currency related fees		42,902		49,435		51,931
Others		343,729		380,924		506,050

		1,524,243		1,568,085		1,698,023

Net fee and commission income	￦	2,355,004	￦	2,958,939	￦	3,625,583

*	Fees from financial instruments at fair value through profit or loss